Annual Fund Operating Expenses - Class I2 - Transamerica MLP Energy Income - I2	Mar. 01, 2021
Operating Expenses:
Management fees	1.13%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	1.22%